PROPERTY, PLANT & EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
PROPERTY, PLANT & EQUIPMENT
Accumulated Depreciation	$ (21,631)	$ (18,435)
Property Plant & Equipment, net	3,847	7,043	3,048
Depreciation expense	3,196	3,883
Computer & Peripherals
PROPERTY, PLANT & EQUIPMENT
Property Plant & Equipment, gross	$ 25,478	$ 25,478